Basis of preparation	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Basis of preparation
3.
Basis of preparation
3.1.
Statement of compliance

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Details of the Group’s accounting policies, including changes thereto, are included in Notes 3.5 and 4.

3.2.
Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis except as otherwise indicated in the accounting policies.

3.3.
Functional and presentation currency

These consolidated financial statements are presented in United States dollars ($), which is the Company’s functional currency. All information presented in $ have been rounded to the nearest million, unless otherwise stated.

3.4.
Use of estimates and judgments

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

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Notes 4.11 and 18 – Revenue recognition: principal vs. agent considerations and customer identification

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

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Note 5 – Impairment test of property, plant and equipment: key assumptions underlying recoverable amounts.
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Note 6 – Impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts.
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Notes 4.4 (i) and 24 – Measurement of expected credit losses (“ECL”) for financial assets; and
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Notes 14 and 27 – Recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources.

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third party information, such as broker quotes or pricing services, is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified. When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

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Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
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Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
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Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).

The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting year during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

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Note 6 – Intangible assets and goodwill,
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Note 17 – Share-based payment arrangements,
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Note 24 – Financial instruments, and
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Note 26 – Business combinations
3.5.
Change in accounting policies and comparative information
i)
Change in accounting policies
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The Group has adopted Onerous Contracts – Costs of Fulfilling a Contract (Amendments to IAS 37) from 1 January 2022. This resulted in a change in accounting policy for performing an onerous contracts assessment. Previously, the Group included only incremental costs to fulfill a contract when determining whether that contract was onerous. The revised policy is to include both incremental costs and an allocation of other direct costs. The Group has analyzed contracts existing at 1 January 2022 and determined that there is no significant impact on the opening equity balances as at 1 January 2022 as a result of the change.
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In consideration of the IFRS Interpretations Committee agenda decision on Demand Deposits with Restrictions on Use arising from a Contract with a Third Party in 2022, restricted cash balances (Note 10) previously included within cash and cash equivalents presented in the statement of financial position, but not within cash and cash equivalents presented in the statement of cash flows, have now been presented within cash and cash equivalents in both statements for a consistency in understanding of the Group financial position and cash flows. This change in presentation has been retrospectively applied. The change in comparative information has resulted in the amount of cash and cash equivalents presented in the statement of cash flows as at 31 December 2021 being updated from $4,838 million to $ 4,991 million (31 December 2020: from $2,004 million to $2,173 million, 31 December 2019: from $1,372 million to $1,511 million) to include the restricted cash balances, with an associated update to the amount of net increase in cash and cash equivalents during 2021 from $2,871 million to $2,855 million (2020: from $617 million to $647 million).
ii)
Change in comparative information

For the purpose of comparability, the following changes in presentation from prior years have been reflected in relevant comparative information as follows:

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Warrant liabilities previously presented as a separate caption in the statement of financial position, has been integrated into Other liabilities (Note 15) based on the materiality and nature of the instruments.
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Net change in fair value of financial assets and liabilities previously presented within the Finance income and Finance costs captions (Note 20), has been presented as a separate caption in the statement of profit or loss to provide additional information on the face of the statement of profit and loss.